General and Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2013, Holdings adopted changes issued by the FASB regarding testing indefinite-lived intangible assets for impairment in connection with annual and interim impairment tests. The revised guidance allows an entity testing indefinite-lived intangible assets for impairment the option to first use qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test. The adoption of these changes did not have a material impact on the financial position, results of operations or cash flows of Holdings.

On January 1, 2013, Holdings adopted changes issued by the FASB intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. Among other things, an entity is required to present, either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. However, an entity would not need to show the income statement line item affected for certain components that are not required to be reclassified in their entirety to net income, such as amounts amortized into net periodic pension cost. The implementation of the new disclosure requirement did not have a material impact on Holdings’ financial position or results of operations. During the three and nine months ended September 30, 2013, Holdings amortized pension costs of $0.9 million ($0.6 million net of tax) and $2.8 million ($1.8 million net of tax), respectively, from accumulated other comprehensive income to the interim unaudited condensed consolidated statement of comprehensive income (loss). During the three and nine months ended September 30, 2013, Holdings amortized post-retirement benefit costs of $0.1 million (less than $0.1 million net of tax) and $0.2 million ($0.1 million net of tax), respectively, from accumulated other comprehensive income to the interim unaudited condensed consolidated statement of comprehensive income (loss). There were no reclassifications from accumulated other comprehensive income to the interim unaudited condensed consolidated statement of comprehensive income (loss) during the three or nine months ended September 30, 2012.

Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In March 2013, the FASB issued clarifying guidance on the accounting for the release of the cumulative translation adjustment when a parent sells either a part or all of its investment in a foreign entity. This guidance is effective prospectively for annual reporting periods beginning on or after January 1, 2014, and the interim periods within those annual periods. Management does not expect the adoption of this guidance to have a material impact on the financial position or results of operations of Holdings.

In July 2013, the FASB issued amendments to guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The amendments require entities to present an unrecognized tax benefit netted against certain deferred tax assets when specific requirements are met. The amendments are effective prospectively for annual periods beginning on or after January 1, 2014, and interim periods within those annual periods. Management does not expect the adoption of this guidance to have a material impact on the financial position or results of operations of Holdings.